Financial instruments	6 Months Ended
Jun. 30, 2012
Financial Instruments Disclosure [Abstract]
Financial instruments
20.	Financial instruments

(a)	Categories of financial assets and liabilities

All financial instruments must initially be recognized at fair value on the balance sheet. The Company has classified each financial instrument into the following categories: held-for-trading assets and liabilities, loans and receivables, held-to-maturity investments, available-for-sale financial assets, and other financial liabilities. Subsequent measurement of the financial instruments is based on their classification.

Changes in unrealized gains and losses on held-for-trading financial instruments are recognized in the statements of operations. Gains and losses on available-for-sale financial assets are recognized in other comprehensive income (“OCI”) and are transferred to the statements of operations when the asset is disposed of or impaired. The other categories of financial instruments are measured at amortized cost using the effective interest rate method. Transaction costs that are directly attributable to the acquisition or issue of a financial asset or financial liability are recorded to the balance sheet as deferred charges.

The Company has made the following classifications:

  Cash and restricted cash are classified as financial assets held-for-trading and are measured on the balance sheet at fair value;

  Accounts receivable, refundable tax credits, prepaid expenses, and deposits are classified as loans and receivables and are initially measured at fair value and subsequent annual revaluations are recorded at amortized cost using the effective interest method;

  Accounts payable, accrued liabilities, accrued interest liabilities and loans payable (including current portion) are classified as other liabilities and are initially measured at fair value and subsequent periodic revaluations are recorded at amortized cost using the effective interest method;

  Warrants are classified as held for trading and are measured at the fair value at each reporting date using the Black-Scholes pricing model; and

  Interest rate swap contracts are currently classified as cash flow hedges and are remeasured at the fair value at each reporting date using valuations obtained from the counterparty, which have been assessed by management as reasonable.

The carrying values of accounts receivable, refundable tax credits, prepaid expenses, deposits, accounts payable, accrued liabilities and accrued interest approximate their fair value at June 30, 2012 and December 31, 2011 due to their short-term nature and management’s expectations that interest rates, if any, approximate current market conditions. The Company is exposed to credit related losses, which are minimized as all sales are made under contracts with large utility customers in California and a large utility customer in Arizona. No reclassifications or derecognition of financial instruments occurred in the period.

The Company’s credit facilities (Note 12) are exposed to interest rate risk. The Company mitigates this risk by fixing certain interest rates upon the inception of the debt. The effective and fair value interest rates for loans payable, other than the senior secured notes, are estimated to be the same and for the senior secured notes are substantially the same as at June 30, 2012. Therefore, the carrying value of the loans payable reflects the amortized value.

(b)	Derivative instruments and hedging activities

The Company uses interest rate swap contracts to manage its exposure to fluctuations in interest rates over the seven year period of the floating rate portion of the long-term debt related to the Kingman project and the following 11 year period of the 18 year amortization period. These contracts are carried at fair value which was determined based on valuations obtained from the counterparty, which have been assessed by management as reasonable.

(c)	Liquidity risk

Liquidity risk is the risk that the Company may encounter difficulty in meeting its financial obligations as they come due. The Company manages its liquidity risk associated with its financial liabilities through the use of cash flow generated from operations, combined with strategic use of long term debt and issuance of additional equity, as required to meet the payment requirements of maturing financial liabilities. The one year contractual maturities of the Company’s accounts payable, accrued liabilities, accrued interest liabilities, Windstar bridge financing, corporate bridge financing, deferred financing and the REC promissory note as at June 30, 2012 is listed below. These amounts represent the future undiscounted principal and do not include interest cash flows. See the loans payable Note 12 and commitments Note 18 for other contractual maturities not included in the table below.

Instrument	Total	1 to 3 months	3 to 6 months	Less than 1 year
Accounts payable	6,340,405	6,340,405	-	-
Accrued liabilities (Note 10)	2,530,664	2,530,664	-	-
Accrued interest liabilities (i)	5,869,718	3,409,008	2,088,920	371,790
Windstar bridge financing (ii)	55,000,000	55,000,000	-	-
Corporate bridge financing (iii)	19,704,439	2,209,426	13,787,047	3,707,966
Deferred financing (ii)	15,488,574	15,488,574	-	-
REC promissory note (iv)	12,006,600	8,500,000	3,506,600	-
TOTAL	116,940,400	93,478,077	19,382,567	4,079,756

i.

Accrued interest liabilities comprise of corporate bridge financing, Windstar senior secured notes, the REC promissory note and the Kingman credit agreement. The corporate bridge financing are due on maturity dates being August 31, 2012, November 14, 2012, December 2012, and January 15, 2013. The Windstar senior secured notes is due on July 31, 2012 utilizing our restricted cash and accounts receivable balances, the REC promissory note accrued interest is due on November 30, 2012, and the Kingman credit agreement in due at the beginning of July utilizing our restricted cash and accounts receivable balances.

ii.

On July 9, 2012, the Company was awarded $78,334,713 in tax free cash grant under the US internal Revenue Code Section 1603 in connection with its 120MW Windstar project, (Note 22). The funds were subsequently received on July 16, 2012, and applied as follows:

  $55,000,000 used to repay the Windstar bridge financing loan (Note 12(b));

  $13,933,897 used to repay deferred financing costs net of liquidated damages (Note 12(c));

  $5,248,127 used to fund the debt service reserve account, and;

  $4,710,468 was set aside for the ongoing arbitration between the Company and its deferred financing vendor (Note 23).

iii.	The corporate bridge financing is due on maturity dates being August 31, 2012 ($2,209,426), November 14, 2012 ($2,081,973), December 2012 ($11,705,073), and January 15, 2013 ($3,707,966).

iv.

On August 15, 2012 the Company made a $500,000 partial payment on the outstanding loan and negotiated the principal to be paid $500,000 on September 15, 2012, $7.5 million on September 30, 2012, $1 million on October 31, 2012 and the remaining balance plus interest due by November 30, 2012.

(c)	Liquidity risk

The ability of the Company to make the remaining above payment requirements related to maturing financial liabilities in the near term is dependent on the timing of cash flows from operations, funds received from the exercise of warrants, the timing of the release of funds from restricted cash, the successful recovery of additional cash grant funds (Note 22), settlement of deferred financing vendor arbitration (Note 22), and obtaining additional construction and term financing (Note 22). The ability to obtain additional financing is dependent on continued access to debt and/or equity markets which may not be available on acceptable terms. In the event that debt or equity capital is not available on acceptable terms, the Company may need to explore other strategic alternatives such as the re-negotiation of existing debt facilities and deferral of development projects.

In accordance with the Windstar and Kingman loan agreements, in order to be eligible to make distributions, the Company must maintain a minimum debt service coverage ratio on each calculation date (Note 21). The Company’s first calculation date being June 30, 2012, and semi-annually thereafter, for Kingman, while the Windstar calculation date commences October 2012, and is calculated quarterly on each of January, April, July and October. As at June 30, 2012, the Company was in compliance with its Kingman credit agreement covenants and made its first distribution of $300,000. This risk management strategy is unchanged from the prior year.

Cash and restricted cash are stated at amounts compatible with those prevailing in the market, are highly liquid, and are maintained with prime financial institutions for high liquidity.

(d)	Credit and interest rate risk

The Company has limited exposure to credit risk, as the majority of its sales contracts are with large utility customers, and the Company’s cash is held with major North American financial institutions. Historically, the Company has not had collection issues associated with its trade receivables and the aging of trade receivables is reviewed on a regular basis to ensure the timely collection of amounts owing to the Company. The Company manages its credit risk by entering into sales agreements with credit worthy parties and through regular review of accounts receivable. The maximum credit exposure of the Company approximates the carrying value of cash, restricted cash, accounts receivable and taxes refundable. This risk management strategy is unchanged from the prior year.

The Company is exposed to interest rate risk on its variable rate Kingman term loan, however, this risk is partially mitigated through two interest rate swap contracts. Further, the Company is exposed to interest rate risk on its variable rate Windstar bridge loan. Based on balances as at June 30, 2012, a 10 basis point change in interest rates would have changed interest expense and accrued interest for power facilities by $55,000.

(e)	Fair value hierarchy

As of June 30, 2012, the undernoted were reported at fair value.

	Level 1	Level 2	Level 3	Total
	$	$	$	$

Cash	577,930	-	-	577,930
Restricted cash	27,853,797	-	-	27,853,797
Interest rate swap contract	-	(2,318,768)	-	(2,318,768)
Warrants	-	(1,492,148)	-	(1,492,148)
	28,431,727	(3,810,916)	-	24,620,811

The Company uses two interest rate swap contracts to manage its exposure to fluctuations in interest rates over the seven year period of the floating rate portion of the long-term debt related to the Kingman project and the following 11 year period of the 18 year amortization period. This contract is carried at fair value which was determined based on valuations obtained from the counterparty, which have been assessed by management as reasonable.

(e)	Fair value hierarchy

The fair value of the Company’s warrants as at June 30, 2012 and December 31, 2011 were estimated using the Black-Scholes pricing model (Note 14).